Derivative Liability (Details Textual 1)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
2015 Agent Warrant [Member]
Derivative Liability (Textual)
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	80.60%
Fair value assumptions risk free rate	1.35%
Fair value assumptions expected term	5 years
Investor Warrants [Member]
Derivative Liability (Textual)
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	84.10%
Fair value assumptions risk free rate	0.85%
Fair value assumptions expected term	2 years 3 months
Warrants Issued for Services [Member]
Derivative Liability (Textual)
Fair value assumptions dividend rate	0.00%	0.00%
Fair value assumptions volatility rate	84.20%	76.70%
Fair value assumptions risk free rate	0.97%	1.31%
Fair value assumptions expected term	3 years	3 years 3 months
Investor Warrant Exchange [Member]
Derivative Liability (Textual)
Fair value assumptions dividend rate		0.00%
Fair value assumptions volatility rate		76.60%
Fair value assumptions risk free rate		1.14%
Fair value assumptions expected term		2 years 6 months
Placement Agent Warrants [Member]
Derivative Liability (Textual)
Fair value assumptions dividend rate	0.00%	0.00%
Fair value assumptions volatility rate	84.10%	84.10%
Fair value assumptions risk free rate	0.85%	0.85%
Fair value assumptions expected term	2 years 3 months	2 years 6 months